Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of Property and Equipment, Net
	As of December 31,
	2025	2024
Furniture and fixtures	$1,080	$928
Office equipment	968	781
Total	2,048	1,709
Less: accumulated depreciation	(1,682)	(1,421)
Property and equipment, net	$366	$288